Credit facilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Credit facilities

Note 8 – Credit facilities

Short-term loans – bank and private lender

Outstanding balances on short-term bank loans consist of the following:

Bank/Private lender Name	Maturities	Annual Interest Rate	Collateral/ Guarantee	As of March 31, 2023	As of December 31, 2022
				(Unaudited)
*United Overseas Bank Limited	90 days from disbursement	0.25% plus prime rate of 5.25%	Collateral: Accounts receivable	$187,086	$185,592
FS Capital Pte Ltd	Due monthly from February 2023 to July 2024	9.6%	Guaranteed by Kelvin Chen Weiwen, the Company’s CEO and shareholder	133,680	-
Funding Societies Pte. Ltd	Due monthly from April 2022 to March 2023	30.0%	Guaranteed by Kelvin Chen Weiwen, the Company’s CEO and shareholder	-	18,648
Total				$320,766	$204,240

*	On August 21, 2019, KRHSG entered into a revolving line of credit agreement with United Overseas Limited pursuant to which KRHSG may borrow up to approximately $593,208 (SGD 800,000) for operation purposes. The loan was guaranteed by Jamie Fan Wei Zhi, an immediate family member of a shareholder of the Company and secured by KRHSG’s account receivable (see Note 6). The loan bears an average annual interest rate of 5.50% and its due within 90 days from the loan disbursement. The Company released Jamie Fan Wei Zhi as the guarantor of this loan on October 31, 2022.

Short term loans – related parties

					As of	As of
Lender Name	Relationship	Maturities	Interest Rate	Collateral/ Guarantee	March 31, 2023	December 31, 2022
					(Unaudited)
James Tan*	Major shareholder of the Company	June 30, 2023*	8%	None	$145,450	$-
Alfred Lim	Director of the Company	March 31, 2023 (Extended to December 31, 2023)	8%	None	128,750	-
Total					$274,200	$-

*	On May 16, 2023, the Company issued restricted ordinary shares to James Tan in full satisfaction of all obligations of the Company under this loan. See Note 16.

Promissory note

Outstanding balances on promissory note consist of the following:

Lender Name	Maturities	Annual Interest Rate	Collateral/ Guarantee	As of March 31, 2023	As of December 31, 2022
				(Unaudited)
Kaufaman & Canoles, P. C. (“KC”)	February 15, 2023*	0.0 – 15.0%	None	$170,000	$170,000

*	This promissory note has a default interest of 15% per annum beginning on February 15, 2023 until paid in full. In June 2023, the Company and KC has entered into a settlement agreement (“the Agreement”) to settle the promissory note. Pursuant to the Agreement, the Company shall pay KC (1) $100,000 within two days of the dates that the Company’s US counsel, Loeb & Loeb, confirm that it has received from KC all information and documents necessary for them to prepare an amended S-1 registration statement covering the resale of securities, (2) $60,000 within two business days after the date the first amendment to the registration statement is filed with the SEC, and (3) upon receipt of the payment in (1) and (2), KC agrees to waive the balance of the outstanding amount and additional amount, including any accrued interest.

Convertible notes – third parties

Outstanding balances on convertible notes consist of the following:

Lender Name	Maturities	Annual Interest Rate	Collateral/ Guarantee	As of March 31, 2023	December 31, 2022
				(Unaudited)
Maxim Group LLC (“Maxim”)	November 17, 2023	0.0%	Automatically be converted into the Company’s ordinary shares at $5.00 per share if the balance is not being repaid by the maturity date	$2,113,125	$2,113,125
Menora Capital Pte Ltd (“Menora”)	November 17, 2023	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date	87,500	87,500
Loeb & Loeb LLP (“Loeb”)	November 17, 2023	0.0%	(1) 60,000 of the Company ordinary share has been issued to Loeb, which is subject to be returned and cancellation if the Company repaid the full or part of the convertible note, and (2) Loeb has the right to sell the ordinary shares in public market and the earning from the sales should be offset the remaining balance of the convertible note	300,000	300,000
Shine Link Limited (“Shine Link”)	November 17, 2023	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date	119,000	119,000
Total				$2,619,625	$2,619,625

Convertible notes – related parties

Lender Name	Maturities	Annual Interest Rate	Collateral/ Guarantee	As of March 31, 2023	December 31, 2022
				(Unaudited)
8i Holdings 2 Ptd Ltd (“8i Holding”) (1)	November 17, 2023	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date	$82,600	$82,600
Meng Dong (James) Tan (2)	November 17, 2023	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date	700,000	700,000
Total				$782,600	$782,600

1)	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Holdings 2 Pte. Ltd. Mr. Tan has sole voting and dispositive power over the shares.

2)	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.

The Company determined that the embedded conversion feature from the convertible notes, related parties and third parties qualifies for the scope exception due to the embedded conversion feature indexed to the Company’s stock in accordance with ASC 815-40-15 and meet the equity requirement in accordance with ASC815-40-25.

Note 13 – Credit facilities

Short-term loans – bank and private lender

Outstanding balances on short-term bank loans consist of the following:

Bank/Private lender Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2022	December 31, 2021

*United Overseas Bank Limited	90 days from disbursement	0.25% plus prime rate of 5.25%	Collateral: Accounts receivable	$185,592	$184,491
FS Capital Ptd. Ltd.	Fully repaid in February, 2022	18.0%	Guaranteed by Kelvin Chen Weiwen, the Company’s CEO and shareholder, and Kent Ridge Health Private Limited	-	20,936
Funding Societies Pte. Ltd	Due monthly from April 2022 to March 2023 (Extended to July 31, 2024)	30.0%	Guaranteed by Kelvin Chen Weiwen, the Company’s CEO and shareholder	18,648	-
Total				$204,240	$205,427

*	On August 21, 2019, KRHSG entered into a revolving line of credit agreement with United Overseas Limited pursuant to which KRHSG may borrow up to approximately $593,208 (SGD 800,000) for operation purposes. The loan was guaranteed by Jamie Fan Wei Zhi, an immediate family member of a shareholder of the Company, and secured by KRHSG’s account receivable (see Note 6). The loan bears an average annual interest rate of 5.50% and its due within 90 days from the loan disbursement. The Company released Jamie Fan Wei Zhi as the guarantor of this loan on October 31, 2022.

Short-term loan – third party

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2022	December 31, 2021

Koh Wee Sing	Due on demand beginning in July 2022*	60.0%	None	$-	$148,302

Interest expense pertaining to the above loans for the years ended December 31, 2022 and 2021 amounted to $122,845 and $128,071, respectively.

Weighted average interest rate to the above loans for the years ended December 31, 2022 and 2021 are 11.0% and 6.3%, respectively.

*	On December 16, 2022, the Company has signed a loan agreement (“Agreement”) with Kent Ridge Health Pte Ltd (“KRHPL”), a related party. Pursuant to the Agreement, KRHPL agreed to fully remit the loan payment to Koh Wee Sing on behalf of the Company. As a result, such short-term loan- third party was transfer to other payable, related parties under KRHPL’s balance as of December 31, 2022.

Promissory note

Outstanding balances on promissory note consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2022	December 31, 2021

Kaufaman & Canoles, P. C. (“KC”)	February 15, 2023*	0.0%	None	$170,000	$-

*	This promissory note has a default interest of 15% per annum beginning on February 15, 2023 until paid in full. In June 2023, the Company and KC has entered into a settlement agreement (“the Agreement”) to settle the promissory note. Pursuant to the Agreement, the Company shall pay KC (1) $100,000 within two days of the dates that the Company’s US counsel, Loeb & Loeb, confirm that it has received from KC all information and documents necessary for them to prepare an amended S-1 registration statement covering the resale of securities, and (2) $60,000 within two business days after the date the first amendment to the registration statement is filed with the SEC.

Convertible notes – third parties

Outstanding balances on convertible notes consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2022	December 31, 2021

Maxim Group LLC (“Maxim”)	November 17, 2023	0.0%	Automatically be converted into the Company’s ordinary shares at $5.00 per share if the balance is not being repaid by the maturity date	$2,113,125	$-
Menora Capital Pte Ltd (“Menora”)	November 17, 2023	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date	87,500	-
Loeb & Loeb LLP (“Loeb”)	November 17, 2023	0.0%	(1) 60,000 of the Company ordinary share has been issued to Loeb, which is subject to be returned and cancellation if the Company repaid the full or part of the convertible note, and (2) Loeb has the right to sell the ordinary shares in public market and the earning from the sales should be offset the remaining balance of the convertible note	300,000	-
Shine Link Limited (“Shine Link”)	November 17, 2023	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date	119,000	-
Total				$2,619,625	$-

Convertible notes – related parties

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2022	December 31, 2021

8i Holdings 2 Ptd Ltd (“8i Holding”) (1)	November 17, 2023	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date	$82,600	$-
Meng Dong (James) Tan (2)	November 17, 2023	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date	700,000	-
Total				$782,600	$-

1)	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Holdings 2 Pte. Ltd. Mr. Tan has sole voting and dispositive power over the shares.

2)	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.

The Company determined that the embedded conversion feature from the convertible notes, related parties and third parties qualifies for the scope exception due to the embedded conversion feature indexed to the Company’s stock in accordance with ASC 815-40-15 and meet the equity requirement in accordance with ASC815-40-25.